Document and Entity Information	12 Months Ended
Dec. 31, 2019 shares
Document Type	20-F
Document Period End Date	Dec. 31, 2019
Entity File Number	001-36158
Entity Interactive Data Current	Yes
Entity Current Reporting Status	Yes
Entity Registrant Name	WIX.COM LTD.
Entity Incorporation, State or Country Code	IL
Entity Address, State or Province	IL
Entity Address, Address Line One	40 Namal Tel Aviv St.
Entity Address, Address Line Two	Tel Aviv
Entity Address, Address Line Three	6350671
Entity Address, City or Town	Tel Aviv
Entity Address Country	IL
Entity Address, Postal Zip Code	6350671
Entity Common Stock, Shares Outstanding	51,525,919
Entity Central Index Key	0001576789
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Amendment Flag	false
Document Registration Statement	false
Document Accounting Standard	U.S. GAAP
Entity Emerging Growth Company	false
Document Transition Report	false
Entity Shell Company	false
Title of 12(b) Security	Ordinary shares, par value NIS 0.01 per share
Trading Symbol	WIX
Name of Exchange on which Security is Registered	NASDAQ
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Document Annual Report	true
Document Shell Company Report	false
Business Contact [Member]
Contact Personnel Name	Eitan Israeli
Entity Registrant Name	WIX.COM LTD.
Entity Address, Address Line One	40 Namal Tel Aviv St.
Entity Address, Address Line Two	Tel Aviv
Entity Address, Address Line Three	6350671
Entity Address, City or Town	Tel Aviv
Entity Address Country	IL
Entity Address, Postal Zip Code	6350671
City Area Code	+972 (3)
Local Phone Number	545-4900